UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Healy Circle Capital, LLC

Address:  	444 Madison Avenue, 34th Floor
          	New York, NY  10022


13F File Number: 28-12777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Sulam
Title:  Managing Member
Phone:  212-446-2443


Signature, Place and Date of Signing:

	Marc Sulam		   New York, NY			May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total: $116,473 (thousands)


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
AbitibiBowater		Comm	003687100	1,549	120000    SH		Sole		120000
ABB Ltd			ADR	000375204	4,603	171000    SH		Sole		171000
Alpha Natural Resources	Comm	02076X102	2,172    50000    SH		Sole		 50000
American Axle & Mfg	Comm	024061103	1,462	 71300	  SH		Sole		 71300
Anadarko Pete Corp	Comm	032511107	2,647	 42000    SH		Sole		 42000
Assured Guaranty Ltd	Comm	G0585R106	1,923	 81000    SH		Sole		 81000
Cabot Oil & Gas Corp	Comm	127097103	2,034	 40000    SH		Sole		 40000
Cenveo Inc		Comm	15670S105	  796	 76100    SH		Sole		 76100
Chemtura Corp		Comm	163893100	1,101	150000    SH		Sole		150000
Chiquita Brands Intl 	Comm	170032809	1,872	 81000    SH		Sole		 81000
Cleveland Cliffs Inc	Comm	185896107	1,797	 15000    SH		Sole		 15000
Corrections Corp AmericaComm	22025Y407	1,844	 67000    SH		Sole		 67000
Covanta Hldg Corp	Comm	22282E102	4,318	157000    SH		Sole		157000
Crown Holdings Inc	Comm	228368106	3,573	142000    SH		Sole		142000
Cummins Inc		Comm	231021106	1,124	 24000    SH		Sole		 24000
Delta Air Lines Inc	Comm	247361702	1,376	160000    SH		Sole		160000
DST Sys Inc		Comm	233326107	1,709	 26000    SH		Sole		 26000
FMC Corp		Comm	302491303	1,942	 35000    SH		Sole		 35000
Fomento Economic MexicanADR	344419106	2,089	 50000    SH		Sole		 50000
Freeport-McMoRan Copper	Comm	35671D857	3,849	 40000    SH		Sole		 40000
Genesee & Wyoming	Comm	371559105	1,892	 55000    SH		Sole		 55000
Goodyear Tire & Rubb Co	Comm	382550101	2,477	 96000    SH		Sole		 96000
Harsco Corp		Comm	415864107	2,492	 45000    SH		Sole		 45000
Heckmann Corp		Comm	422680108	1,118	150000    SH		Sole		150000
Heckmann Corp		Wrts	422680116	   64	100000    SH		Sole		100000
Hovnanian Enterprises	Comm	442487203	1,378	130000    SH		Sole		130000
Humana Inc		Comm	444859102	1,346	 30000    SH		Sole		 30000
Huron Consulting Grp IncComm	447462102	2,078	 50000    SH		Sole		 50000
JP Morgan Chase & Co	Comm	46625H100	2,148	 50000    SH		Sole		 50000
Joy Global Inc		Comm	481165108	2,118	 32500    SH		Sole		 32500
LaBranche & Co Inc	Comm	505447102	1,375	316000    SH		Sole		316000
Lehman Brothers Hldgs	Comm	524908100	1,694	 45000	  SH		Sole		 45000
Lehman Brothers Hldgs	Call	5249088DF	   92	   100    SH		Sole		   100
Liberty Acquisition HldgComm	53015Y107	  840	 90000	  SH		Sole		 90000
Liberty Acquisition HldgWrts	53015Y115	   95	 45000	  SH		Sole		 45000
LKQ Corp		Comm	501889208	2,225	 99000    SH		Sole		 99000
Loews Corp		Comm	540424108	3,057	 76000    SH		Sole		 76000
Manitowoc Co Inc	Comm	563571108	2,448	 60000    SH		Sole		 60000
McDermott Intl Inc	Comm	580037109	4,879	 89000    SH		Sole		 89000
MGM Mirage		Comm	552953101	1,763	 30000    SH		Sole		 30000
Microsoft Corp		Comm	594918104	2,157	 76000    SH		Sole		 76000
Monsanto Co		Comm	61166W101	2,007	 18000    SH		Sole		 18000
Mosaic Co		Comm	61945A107	2,052	 20000	  SH		Sole		 20000
Pactiv Corp		Comm	695257105	1,913	 73000    SH		Sole		 73000
Petroleo Brasileiro SA	ADR	71654V408	1,736	 17000    SH		Sole		 17000
Quanta Services Inc	Comm	74762E102	2,109	 91000    SH		Sole		 91000
Sothebys		Comm	835898107	1,995	 69000    SH		Sole		 69000
Starwood Hotels & ResortsComm	85590A401	1,553	 30000    SH		Sole		 30000
Textron Inc		Comm	883203101	1,940	 35000    SH		Sole		 35000
Transocean Inc		SHS	G90073100	2,704	 20000    SH		Sole		 20000
UAL Corporation		Comm	902549807	1,400	 65000    SH		Sole		 65000
Unisys Corp		Comm	909214108	1,112	251000    SH		Sole		251000
USX - US Steel Group	Comm	912909108	2,157	 17000	  SH		Sole		 17000
W R Grace & Co		Comm	38388F108	2,510	110000	  SH		Sole		110000
Walter Inds Inc		Comm	93317Q105	5,493	 87700    SH		Sole		 87700
Waste Management Inc	Comm	94106L109	1,678	 50000	  SH		Sole		 50000
Weyerhaeuser Co		Comm	962166104	1,951	 30000    SH		Sole		 30000
Whiting Petroleum Corp	Comm	966387102	  647	 10000	  SH		Sole		 10000

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